License costs and other intangible assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 203,498	$ 209,607
Accumulated Amortization	(122,511)	(109,356)
Total	80,987	100,251
License costs
Finite-Lived Intangible Assets [Line Items]
Gross Amount	187,415	192,713
Accumulated Amortization	(109,402)	(97,848)
Total	$ 78,013	94,865
Subscriber relationships
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	7 years
Gross Amount	$ 12,546	13,276
Accumulated Amortization	(9,670)	(8,152)
Total	2,876	5,124
Other Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Gross Amount	3,537	3,618
Accumulated Amortization	(3,439)	(3,356)
Total	$ 98	$ 262
Minimum | License costs
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	7 years
Minimum | Other Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	6 years
Maximum | License costs
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	20 years
Maximum | Other Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	14 years